Interest in Master Trust for Norfolk Southern Corporation Common Stock - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 1,187,173	$ 1,022,200
Net assets available for benefits	1,216,833	1,048,016
Master Trust
EBP, Master Trust [Line Items]
Total investments	562,243	490,751
Due from brokers for securities sold	35	159
Due to brokers for securities purchased	(34)	(48)
Net assets available for benefits	562,244	490,862
Master Trust | NS stock
EBP, Master Trust [Line Items]
Total investments	561,661	488,748
Master Trust | Money market fund
EBP, Master Trust [Line Items]
Total investments	582	2,003
Plan’s Interest
EBP, Master Trust [Line Items]
Total investments	254,287	215,625
Due from brokers for securities sold	16	70
Due to brokers for securities purchased	(15)	(21)
Net assets available for benefits	254,288	215,674
Plan’s Interest | NS stock
EBP, Master Trust [Line Items]
Total investments	254,024	214,746
Plan’s Interest | Money market fund
EBP, Master Trust [Line Items]
Total investments	$ 263	$ 879